Breithorn Long/Short Fund
FUND SUMMARY
Investment Objective:
The Breithorn Long/Short Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Breithorn Long/Short Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Breithorn Long/Short Fund		Class A	Class I
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	none
Short Selling Dividend and Interest Expense		1.00%	1.00%
Remaining Other Expenses		0.84%	0.84%
Total Other Expenses	[1]	1.84%	1.84%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%
Total Annual Fund Operating Expenses		3.63%	3.38%
Less Expense Reimbursement	[2]	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement		3.29%	3.04%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least March 1, 2016 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 2.25% and 2.00% for Class A and Class I shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Breithorn Long/Short Fund (USD $)	1 Year	3 Years
Class A	815	1,526
Class I	307	1,007

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Principal Investment Strategies:

The Fund takes long and short positions primarily in equity securities. By investing in both long and short positions, the Fund seeks to increase opportunities to generate profits over the investment cycle and reduce risk. Equity securities in which the Fund may invest will primarily consist of common stocks, but may also include preferred stocks, convertible securities, warrants, rights, depositary receipts and shares, trust certificates, exchange-traded funds (“ETFs”), limited partnership interests, shares of other investment companies, and real estate investment trusts (“REITs”). The Fund will invest in securities of any market capitalization.

The Fund may invest up to 30% of its assets in foreign (non-U.S.) securities, including securities of issuers located in emerging market countries. The Fund may invest up to 20% of its assets in fixed income instruments, including corporate bonds, sovereign debt, and exchange-traded notes (“ETNs”). The Fund may invest in fixed income securities of any maturity or quality, including securities rated below investment grade (often referred to as “high yield” or “junk” bonds).

The Fund also may invest up to 10% of its assets in various types of derivative instruments, including options, futures, total return swaps, credit default swaps and forward foreign currency contracts, to “hedge” against certain risks. When the Fund is unable to find attractive investment opportunities, the Fund may hold a significant cash position. The Fund may temporarily invest this cash in U.S. government securities, short-term notes, commercial paper or other money market instruments.

The Fund will buy securities (i.e., hold long positions) that in the adviser’s judgment may include one or more of the following characteristics:

• Securities that are undervalued relative to the adviser’s estimate of intrinsic value

• Securities that are out-of-favor, misunderstood or neglected by other investors

• Securities of businesses with sustainable competitive advantages

• Securities of businesses with improving fundamentals

• Securities of businesses with attractive returns on invested capital

• Securities of businesses with shareholder-friendly management

• Securities of businesses with financial strength

• Securities with potentially positive corporate catalysts such as takeovers, accretive acquisitions, divestitures, spin-offs, share repurchases and recapitalizations.

The Fund will invest in short positions, which increase in value when the price of the securities goes down. Short positions involve the sale of a security which the Fund does not own with the expectation of purchasing the same security at a later date at a lower price. The Fund’s short investing goal is primarily to generate absolute return (i.e., return that may not be correlated or is inversely correlated with equity index performance) and, to a lesser extent, to hedge specific risks of long securities and macro-economic risks. The Fund seeks to invest in short positions that in the adviser’s judgment may include one or more of the following characteristics:

• Securities that are overvalued relative to the adviser’s estimate of intrinsic value

• Securities of businesses with flawed business models

• Securities of businesses with deteriorating fundamentals

• Securities of businesses with unattractive returns on invested capital

• Securities of businesses with shareholder-unfriendly management

• Securities of businesses with financial weakness

• Securities of businesses with aggressive or fraudulent accounting

• Securities with potentially negative corporate catalysts such as dilutive acquisitions and recapitalizations.

The Fund’s typical net exposure as a percent of the Fund’s assets will range from 50% net long to 100% net long. For example, if the Fund’s assets consist of $100 and the Fund holds $110 in long positions and $30 in short positions, the Fund will be net long $80 or 80%. Given that the Fund will be net long, the Fund may have a higher return compared to a market neutral fund (i.e., a fund with net exposure of approximately 0%) in a rising stock market, and a lower return compared to a market neutral fund in a declining stock market.

The Fund employs a fundamental bottom-up approach with an emphasis on value investing. The Fund’s investment process involves in-depth research which may include, but is not limited to, reviewing publicly available information, building financial models, and conducting interviews with company management teams, customers, competitors and suppliers.

The Fund seeks to invest in securities demonstrating the most attractive risk-adjusted returns, and is not constrained by sector weights or benchmarks. The Fund’s strategy is to concentrate investments in high conviction positions to increase outperformance. Accordingly, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund may sell a long position or close a short position if a pre-determined target price is reached, if more attractive investment opportunities appear, to adjust the net and gross exposure of the Fund, for macro-economic reasons, or if new information emerges that disproves the initial reasons for holding a position such as a change in fundamentals.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

• Management Risk. The r isk that investment strategies employed by the investment adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Emerging Markets Risk. The risks associated with foreign (non-U.S.) investments may be more pronounced for investments in issuers in emerging market countries.

• Hedging Transactions Risk. The Fund from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the investment adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the investment adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Fund’s investment adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

• Derivatives Risk. The derivative instruments in which the Fund may invest, either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the Fund’s investment adviser.

• Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. In addition, the risk of owning shares of another investment company or an ETF generally reflects the risks of owning the underlying investments such investment company or ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

• Real Estate Investment Trusts (“REITs”) Risk. The Fund is subject to risks related to investment in REITs, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company.

• Fixed Income Securities Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• High Yield Fixed Income Securities (“Junk Bonds”) Risk. The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such high-yield securities (commonly known as “junk bonds”) are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

• Cash Holdings Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

• Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. Because a decline in the value of or default by a single security in a non-diversified fund’s portfolio may have a greater impact on the fund’s net asset value, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

• Limited History of Operations. The Fund has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by visiting www.breithornfunds.com or by calling 1-844-798-3878